UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California        March 2, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $127,386
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number          Name

1.     028-12522                     Peninsula Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6         COL 7          COLUMN 8

                              TITLE OF              VALUE       SHS OR   SH/  PUT/  INVESTMENT       OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP      (x$1000)    PRN AMT  PRN  CALL  DISCRETION       MGRS    SOLE      SHARED   NONE

ACME PACKET INC               COM        004764106   2,750      250,000  SH         Shared-Defined     1       250,000
AMAZON COM INC                COM        023135106   6,726       50,000  SH         Shared-Defined     1        50,000
AMAZON COM INC                COM        023135106   2,690       20,000  SH         Sole                        20,000
APPLE INC                     COM        037833100   8,429       40,000  SH         Shared-Defined     1        40,000
APPLE INC                     COM        037833100   2,107       10,000  SH         Sole                        10,000
ARUBA NETWORKS INC            COM        043176106   4,744      445,000  SH         Shared-Defined     1       445,000
ARUBA NETWORKS INC            COM        043176106     426       40,000  SH         Sole                        40,000
ATHENAHEALTH INC              COM        04685W103   4,072       90,000  SH         Shared-Defined     1        90,000
ATHEROS COMMUNICATIONS INC    COM        04743P108   4,417      128,993  SH         Shared-Defined     1       128,993
ATHEROS COMMUNICATIONS INC    COM        04743P108     795       23,222  SH         Sole                        23,222
BLACKROCK INC                 COM        09247X101   4,180       18,000  SH         Shared-Defined     1        18,000
CERNER CORP                   COM        156782104   4,122       50,000  SH         Shared-Defined     1        50,000
CREE INC                      COM        225447101   4,510       80,000  SH         Shared-Defined     1        80,000
ELOYALTY CORP                 COM NEW    290151307   4,811      700,300  SH         Shared-Defined     1       700,300
ELOYALTY CORP                 COM NEW    290151307   1,228      178,800  SH         Sole                       178,800
EVOLUTION PETROLEUM CORP      COM        30049A107  10,749    2,457,469  SH         Shared-Defined     1     2,457,469
GREEN MTN COFFEE ROASTERS IN  COM        393122106   6,518       80,000  SH         Shared-Defined     1        80,000
MERCADOLIBRE INC              COM        58733R102   4,668       90,000  SH         Shared-Defined     1        90,000
MOSAIC CO                     COM        61945A107   5,973      100,000  SH         Shared-Defined     1       100,000
NETFLIX INC                   COM        64110L106   5,509      100,000  SH         Shared-Defined     1       100,000
NETLOGIC MICROSYSTEMS INC     COM        64118B100   3,182       68,775  SH         Shared-Defined     1        68,775
NETLOGIC MICROSYSTEMS INC     COM        64118B100     694       15,000  SH         Sole                        15,000
NORTHERN OIL & GAS INC NEV    COM        665531109   3,434      290,000  SH         Shared-Defined     1       290,000
NVR INC                       COM        62944T105   4,264        6,000  SH         Shared-Defined     1         6,000
PETROHAWK ENERGY CORP         COM        716495106   4,078      170,000  SH         Shared-Defined     1       170,000
PRICELINE COM INC             COM NEW    741503403   5,460       25,000  SH         Shared-Defined     1        25,000
QUALITY SYS INC               COM        747582104   3,768       60,000  SH         Shared-Defined     1        60,000
RF MICRO DEVICES INC          COM        749941100     835      175,000  SH         Sole                       175,000
SOLARWINDS INC                COM        83416B109   1,266       55,000  SH         Shared-Defined     1        55,000
SXC HEALTH SOLUTIONS CORP     COM        78505P100   3,777       70,000  SH         Shared-Defined     1        70,000
TECHWELL INC                  COM        87874D101     198       15,000  SH         Sole                        15,000
THOR INDS INC                 COM        885160101     785       25,000  SH         Shared-Defined     1        25,000
ULTRA PETROLEUM CORP          COM        903914109   4,737       95,000  SH         Shared-Defined     1        95,000
VEECO INSTRS INC DEL          COM        922417100     991       30,000  SH         Shared-Defined     1        30,000
VEECO INSTRS INC DEL          COM        922417100     496       15,000  SH         Sole                        15,000

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